Revenue Recognition (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021
Revenue Recognition [Line Items]
Net sales for gift card and merchandise credit redemptions			$ 60.7	$ 60.5	$ 72.3	$ 98.0
Loyalty program liabilities	$ 5.2		5.2
Liability for estimated returns	15.2		15.2		23.6	36.2
Right of return asset for merchandise	$ 12.1		$ 12.1		$ 14.6	$ 23.4
Revenue from Contract with Customer, Product and Service Benchmark | Product Concentration Risk | Domestic Merchandise
Revenue Recognition [Line Items]
Percentage of net sales	36.00%	37.60%	36.40%	38.40%
Revenue from Contract with Customer, Product and Service Benchmark | Product Concentration Risk | Home Furnishings
Revenue Recognition [Line Items]
Percentage of net sales	64.00%	62.40%	63.60%	61.60%